Note 2 - Sale and Deconsolidation of GMI and Discontinued Operations	9 Months Ended
Sep. 30, 2023
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

Note 2.         Sale and Deconsolidation of GMI and Discontinued Operations

On March 17, 2023, the Company entered in and closed a Stock Purchase Agreement with GMDC, a company newly formed by StealthPoint LLC, a San Francisco based venture fund, under which the Company sold all of the shares of its subsidiary, Gray Matters, Inc. In exchange for this sale, the Company received common shares of GMDC representing on a primary share basis, assuming the conversion of the Series A preferred stock referenced below, 24.9% interest in the purchaser, cash consideration of $935,974 and contingent annual payments equal to five percent (5%) of the purchaser’s GAAP based revenue through December 31, 2029 attributable to the purchaser’s blockchain-enabled digital supply chain management platform and associated technologies. Payments will be calculated for each calendar year and are due by March 31 of the following year. GMDC also paid the Company $133,148 for certain of GMI’s operating expenses for the period beginning March 1, 2023 through March 17, 2023.

The equity interest StealthPoint and other GMDC investors received is in the form of Series A non-participating convertible preferred stock having a one-times (1x) liquidation preference and no cumulative dividends. In addition, the Company and GMDC entered into a transition services agreement whereby the Company continues to provide certain administrative services for GMI. The value of these services is estimated to be $65,000 which was paid by GMDC at closing and is not subject to adjustment. The $65,000 prepayment is included in other accrued liabilities on the unaudited condensed consolidated balance sheet as of March 31, 2023 and has been amortized as a reduction to selling, general and administrative expenses ratably over the three-month period ending June 30, 2023 after which time no further transition services were provided. The total cash received at closing was $1,000,974. The Company also has the right to appoint a representative to GMDC’s board of directors and a right to co-invest in the anticipated Series B preferred stock financing round which GMDC intends to consummate in the future. The Company recognized a gain on the sale of GMI of $100,615 in the first quarter of 2023, which was included in net loss on discontinued operations in the unaudited condensed consolidated statement of operations, and immediately deconsolidated GMI upon its sale. GMDC was not a related party of the Company at the time of its purchase of GMI. Subsequent to our deconsolidation of GMI, GMI and GMDC are related parties of the Company due to our equity interest in GMDC.

The components of the consideration received and the methods for determining their fair values as of March 17, 2023 were as follows:

Consideration	Amount	Description and Valuation Methodology
Cash at closing	$935,974	Cash received at closing less estimated value of transition services to be provided.
Cash after closing	133,148	Actual cash operating expenses of GMI from March 1 through March 17, 2023 (prior to the transfer of GMI to GMDC).
GMDC common stock	581,000

Based on Series A preferred stock issuance to other GMDC investors for $3,000,000 in cash and application of an option pricing model backsolve method and a minority interest discount to estimate the fair value of the common shares of GMDC.

Contingent payments	682,000	Estimated by applying a discount rate of 40.8% to the projected cash receipts expected over the 7-year horizon. (See Note 5).
Total consideration	$2,332,122

The GMDC common stock was accounted for as an equity method investment from March 17, 2023 and through its sale on August 9, 2023. During this period, a net loss of $245,525 in the equity investment was recorded. On August 9, 2023, the Company sold its remaining equity interest in GMDC in exchange for $400,000 in cash, and recognized a gain on sale of $64,525. The contingent consideration receivable of $682,000 was settled in cash for $1,000,000 and a gain of $318,000 was recognized during the three months ended September 30, 2023 (see Note 5).

The following table sets forth details of net earnings from discontinued operations for the nine months ended September 30, 2023 and 2022, which reflects the results of the Blockchain SCM operating segment through the date our controlling financial interest in it was sold – March 17, 2023 (See Note 1).

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Revenue	$-	$-	$-	$566,862
Cost of revenue	-	256,974	74,223	1,118,301
Excess of contract costs over revenue	-	(256,974)	(74,223)	(551,439)
Operating expenses -
Salaries and benefits	-	463,502	484,249	1,076,781
Intangibles amortization	-	303,791	85,338	917,496
Stock based compensation, before forfeitures	-	215,775	65,487	268,283
Forfeiture of stock options	-	-	(407,322)	-
Other operating expenses	-	113,078	134,633	702,534
Change in fair value of contingent consideration	-	-	-	(930,000)
Goodwill impairment	-	2,254,624		2,254,624
Gain on disposal of business	-	-	(100,615)	-
Loss before income tax benefit	-	(3,607,744)	(335,993)	(4,841,157)
Income tax benefit	-	77,592	-	1,788,509
Net loss on discontinued operations	$-	$(3,530,152)	$(335,993)	$(3,052,648)

During the nine months ended September 30, 2023, there was a total of 715,000 unvested stock options forfeited by GMI employees, including 527,500 forfeited by employees who resigned from WaveDancer, on the Sale Date, and were offered employment by GMDC. Stock-based compensation expense of $407,322, previously recognized for these forfeited options, was taken back into income in March 2023.

The following table presents the components of the assets of our discontinued operations that were classified as held for sale as of December 31, 2022. As of March 31, 2023, GMI had been sold and its accounts deconsolidated from the condensed consolidated balance sheet.

December 31,
2022
Customer relationship intangible asset, net of amortization	$1,057,722
Technology intangible asset, net of amortization	760,698
Capitalized software development costs	498,425
Total assets of discontinued operations	$2,316,845